DEVELOPMENT STAGE OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]
NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through November 1, 2011, 30,427,328 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 – DEVELOPMENT STAGE OPERATIONS
The Company was formed April 23, 2002. Since inception to December 31, 2010, 14,002,290 shares have been issued between par value and $1.67.  Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, sales and marketing and administrative services.